BNY Mellon Asset Allocation Fund
STATEMENT OF INVESTMENTS
May 31, 2025 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 11.0%
Aerospace & Defense — .1%
The Boeing Company, Sr. Unscd. Notes	3.63	2/1/2031	250,000	233,150
The Boeing Company, Sr. Unscd. Notes	6.53	5/1/2034	175,000	186,858
				420,008
Airlines — .0%
American Airlines Pass-Through Trust, Ser. 2015-1, Cl. A	3.38	5/1/2027	192,315	186,930
Automobiles & Components — .1%
General Motors Financial Co., Inc., Sr. Unscd. Notes	3.10	1/12/2032	275,000	237,138
Banks — 1.1%
Banco Bilbao Vizcaya Argentaria SA, Sr. Notes(a)	5.38	3/13/2029	150,000	153,608
Bank of America Corp., Jr. Sub. Notes, Ser. TT(b)	6.13	4/27/2027	295,000	297,772
Barclays PLC, Sr. Unscd. Notes	7.44	11/2/2033	275,000	307,637
Citigroup, Inc., Sub. Notes(a)	6.17	5/25/2034	330,000	338,261
Citizens Financial Group, Inc., Sr. Unscd. Notes	5.72	7/23/2032	275,000	280,823
Comerica, Inc., Sr. Unscd. Notes	5.98	1/30/2030	225,000	228,744
Credit Agricole SA, Sr. Notes(c)	6.32	10/3/2029	175,000	183,038
Deutsche Bank AG, Sr. Notes	5.30	5/9/2031	325,000	325,528
HSBC Holdings PLC, Sr. Unscd. Notes	6.25	3/9/2034	265,000	278,704
JPMorgan Chase & Co., Jr. Sub. Notes, Ser. OO(b)	6.50	4/1/2030	190,000	193,047
Morgan Stanley, Sr. Unscd. Notes	5.59	1/18/2036	300,000	303,025
NatWest Group PLC, Sr. Unscd. Notes	5.08	1/27/2030	210,000	211,318
Nordea Bank Abp, Jr. Sub. Notes(b),(c)	6.63	3/26/2026	255,000	256,292
Santander Holdings USA, Inc., Sr. Unscd. Bonds	7.66	11/9/2031	250,000	275,349
Societe Generale SA, Sr. Notes(c)	6.69	1/10/2034	300,000	316,153
The Goldman Sachs Group, Inc., Sub. Notes	6.75	10/1/2037	295,000	317,437
Wells Fargo & Co., Sr. Unscd. Notes	5.24	1/24/2031	280,000	284,265
				4,551,001
Beverage Products — .1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	4.90	2/1/2046	240,000	216,500
Consumer Discretionary — .0%
Warnermedia Holdings, Inc., Gtd. Notes	4.28	3/15/2032	100,000	84,891
Diversified Financials — .5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Gtd. Notes	6.95	3/10/2055	220,000	225,805
Aircastle Ltd., Sr. Unscd. Notes(c)	2.85	1/26/2028	345,000	326,123
Apollo Debt Solutions BDC, Sr. Unscd. Notes	6.70	7/29/2031	200,000	205,667
Ares Capital Corp., Sr. Unscd. Notes	2.88	6/15/2028	205,000	191,462
BlackRock TCP Capital Corp., Sr. Unscd. Notes(a)	2.85	2/9/2026	200,000	196,104
Blackstone Secured Lending Fund, Sr. Unscd. Notes	2.85	9/30/2028	235,000	217,023
Blue Owl Finance LLC, Gtd. Notes	4.13	10/7/2051	260,000	172,885
CDP Financial, Inc., Gtd. Notes(c)	4.88	6/5/2029	150,000	153,921
Ontario Teachers’ Finance Trust, Gtd. Notes(c)	2.00	4/16/2031	200,000	175,728
Ontario Teachers’ Finance Trust, Gtd. Notes(c)	4.63	4/10/2029	150,000	152,677
				2,017,395
Electronic Components — .0%
Jabil, Inc., Sr. Unscd. Notes	3.60	1/15/2030	205,000	192,896
Energy — .2%
Boardwalk Pipelines LP, Gtd. Notes	3.60	9/1/2032	175,000	155,392
Diamondback Energy, Inc., Gtd. Notes	3.13	3/24/2031	200,000	180,601

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 11.0% (continued)
Energy — .2% (continued)
Energy Transfer LP, Sr. Unscd. Notes	5.55	5/15/2034	135,000	134,098
Enterprise Products Operating LLC, Gtd. Notes	5.35	1/31/2033	125,000	127,485
Kinder Morgan, Inc., Gtd. Notes	5.20	6/1/2033	170,000	167,846
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	5.00	1/15/2028	185,000	184,799
				950,221
Food Products — .0%
The Kroger Company, Sr. Unscd. Notes	1.70	1/15/2031	220,000	186,870
Foreign Governmental — .1%
Japan Finance Organization for Municipalities, Sr. Unscd. Notes(c)	1.38	2/10/2031	200,000	169,104
Province of British Columbia, Sr. Unscd. Notes	4.20	7/6/2033	100,000	97,135
Province of Manitoba, Sr. Unscd. Notes	4.30	7/27/2033	160,000	156,309
				422,548
Health Care — .3%
AbbVie, Inc., Sr. Unscd. Notes	3.20	11/21/2029	205,000	194,520
Amgen, Inc., Sr. Unscd. Notes	5.60	3/2/2043	175,000	169,925
Amgen, Inc., Sr. Unscd. Notes	5.65	6/15/2042	80,000	77,812
CVS Health Corp., Sr. Unscd. Notes	4.78	3/25/2038	270,000	240,067
HCA, Inc., Gtd. Notes	5.75	3/1/2035	200,000	201,652
Pfizer Investment Enterprises Pte Ltd., Gtd. Notes	4.65	5/19/2030	245,000	246,643
UnitedHealth Group, Inc., Sr. Unscd. Notes	4.95	1/15/2032	225,000	223,791
				1,354,410
Information Technology — .1%
Oracle Corp., Sr. Unscd. Notes	3.90	5/15/2035	270,000	239,433
Synopsys, Inc., Sr. Unscd. Notes	5.00	4/1/2032	215,000	215,459
				454,892
Insurance — .1%
MetLife, Inc., Jr. Sub. Bonds, Ser. G(b)	3.85	9/15/2025	100,000	99,356
Prudential Financial, Inc., Sr. Unscd. Notes	4.35	2/25/2050	275,000	221,597
				320,953
Internet Software & Services — .1%
Amazon.com, Inc., Sr. Unscd. Notes	1.65	5/12/2028	260,000	243,131
Meta Platforms, Inc., Sr. Unscd. Notes	4.45	8/15/2052	285,000	235,865
				478,996
Media — .0%
Comcast Corp., Gtd. Notes	5.35	11/15/2027	125,000	128,070
Metals & Mining — .1%
Glencore Funding LLC, Gtd. Notes(c)	2.63	9/23/2031	160,000	138,339
Nucor Corp., Sr. Unscd. Notes	3.13	4/1/2032	200,000	179,288
				317,627
Real Estate — .0%
Alexandria Real Estate Equities, Inc., Gtd. Notes	2.95	3/15/2034	140,000	115,055
Retailing — .0%
The Home Depot, Inc., Sr. Unscd. Notes	1.38	3/15/2031	210,000	175,975
Semiconductors & Semiconductor Equipment — .2%
Broadcom, Inc., Gtd. Notes(c)	2.45	2/15/2031	175,000	154,783
Broadcom, Inc., Sr. Unscd. Notes(c)	3.19	11/15/2036	225,000	183,091
Foundry JV Holdco LLC, Sr. Scd. Notes(c)	5.88	1/25/2034	225,000	225,747
Intel Corp., Sr. Unscd. Notes	5.60	2/21/2054	215,000	191,071
				754,692

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 11.0% (continued)
Technology Hardware & Equipment — .0%
Dell International LLC/EMC Corp., Gtd. Notes	3.38	12/15/2041	245,000	177,735
Telecommunication Services — .2%
AT&T, Inc., Sr. Unscd. Notes	4.55	3/9/2049	350,000	284,801
Motorola Solutions, Inc., Sr. Unscd. Notes	5.40	4/15/2034	165,000	165,891
T-Mobile USA, Inc., Gtd. Notes	3.00	2/15/2041	385,000	275,570
Verizon Communications, Inc., Sr. Unscd. Notes	2.99	10/30/2056	400,000	234,416
				960,678
Transportation — .0%
J.B. Hunt Transport Services, Inc., Gtd. Notes	3.88	3/1/2026	185,000	183,855
U.S. Government Agencies Collateralized Municipal-Backed Securities — .1%
Government National Mortgage Association, Ser. 2012-135, Cl. AE	1.83	12/16/2052	236,275	195,533
U.S. Government Agencies Mortgage-Backed — 3.0%
Federal Home Loan Mortgage Corp.:
1.50%, 10/1/2050(d)			184,780	133,544
2.00%, 5/1/2051-2/1/2052(d)			1,106,555	854,505
2.50%, 12/1/2051(d)			295,847	243,488
3.00%, 5/1/2052-6/1/2052(d)			813,877	693,868
3.50%, 7/1/2047-11/1/2047(d)			663,703	598,308
4.00%, 1/1/2052-6/1/2053(d)			621,496	573,145
5.00%, 11/1/2052-12/1/2054(d)			1,083,760	1,056,772
5.50%, 4/1/2054-2/1/2055(d)			1,614,380	1,605,532
6.00%, 4/1/2055(d)			279,713	282,650
Federal National Mortgage Association:
2.00%, 10/1/2050-4/1/2052(d)			1,298,525	1,016,711
2.50%, 6/1/2051-3/1/2052(d)			1,459,801	1,192,703
3.50%, 3/1/2048(d)			346,597	312,867
4.00%, 4/1/2052-9/1/2052(d)			418,545	384,564
4.50%, 10/1/2052(d)			221,641	210,371
5.00%, 1/1/2055(d)			232,602	226,923
5.50%, 5/1/2054-10/1/2054(d)			386,940	384,192
6.00%, 9/1/2054-11/1/2054(d)			536,728	543,481
Government National Mortgage Association II:
2.00%, 10/20/2050-9/20/2051			733,250	583,389
2.50%, 5/20/2051			369,164	302,465
3.00%, 6/20/2050			83,789	71,654
3.50%, 1/20/2052-9/20/2053			430,813	386,090
4.00%, 2/20/2051-5/20/2051			223,050	201,827
4.50%, 7/20/2052			273,148	259,338
6.50%, 3/20/2055			293,500	300,594
7.00%, 1/20/2055			290,985	300,143
7.50%, 7/20/2054			151,336	156,342
				12,875,466
U.S. Treasury Securities — 4.5%
U.S. Treasury Bonds	3.63	2/15/2053	425,000	339,552
U.S. Treasury Bonds	3.63	5/15/2053	600,000	478,887
U.S. Treasury Bonds	3.88	2/15/2043	690,000	606,311
U.S. Treasury Bonds	4.00	11/15/2052	500,000	428,027
U.S. Treasury Bonds	4.13	8/15/2053	310,000	271,141
U.S. Treasury Bonds	4.25	8/15/2054	225,000	201,270
U.S. Treasury Bonds	4.75	2/15/2045	720,000	703,012

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 11.0% (continued)
U.S. Treasury Securities — 4.5% (continued)
U.S. Treasury Bonds	4.75	11/15/2053	310,000	300,918
U.S. Treasury Inflation Indexed Notes, U.S. CPI Urban Consumers Not Seasonally Adjusted(e)	0.38	1/15/2027	225,061	222,008
U.S. Treasury Inflation Indexed Notes, U.S. CPI Urban Consumers Not Seasonally Adjusted(e)	0.50	1/15/2028	350,053	342,855
U.S. Treasury Notes	2.38	5/15/2027	830,000	806,235
U.S. Treasury Notes	2.88	4/30/2029	465,000	447,699
U.S. Treasury Notes	3.25	6/30/2027	95,000	93,822
U.S. Treasury Notes	3.25	6/30/2029	855,000	833,508
U.S. Treasury Notes	3.38	9/15/2027	225,000	222,570
U.S. Treasury Notes	3.50	1/31/2028	345,000	341,840
U.S. Treasury Notes	3.63	3/31/2030	690,000	679,677
U.S. Treasury Notes(a)	3.75	5/15/2028	995,000	992,085
U.S. Treasury Notes	3.88	12/31/2027	555,000	555,184
U.S. Treasury Notes(a)	3.88	4/30/2030	240,000	239,081
U.S. Treasury Notes(a)	3.88	8/15/2034	745,000	717,921
U.S. Treasury Notes(a)	4.00	2/28/2030	15,000	15,035
U.S. Treasury Notes	4.00	7/31/2030	515,000	515,201
U.S. Treasury Notes	4.00	4/30/2032	425,000	420,883
U.S. Treasury Notes(a)	4.13	2/28/2027	185,000	185,535
U.S. Treasury Notes	4.13	11/30/2029	475,000	478,683
U.S. Treasury Notes	4.13	8/31/2030	975,000	980,751
U.S. Treasury Notes	4.13	7/31/2031	1,065,000	1,066,747
U.S. Treasury Notes	4.13	10/31/2031	210,000	210,020
U.S. Treasury Notes	4.13	2/29/2032	305,000	304,529
U.S. Treasury Notes(a)	4.25	1/15/2028	45,000	45,417
U.S. Treasury Notes	4.25	2/15/2028	475,000	479,611
U.S. Treasury Notes	4.25	2/28/2029	445,000	450,310
U.S. Treasury Notes	4.25	1/31/2030	140,000	141,755
U.S. Treasury Notes	4.25	11/15/2034	320,000	316,925
U.S. Treasury Notes	4.25	5/15/2035	95,000	93,939
U.S. Treasury Notes	4.38	8/31/2028	310,000	314,656
U.S. Treasury Notes	4.38	11/30/2028	455,000	462,109
U.S. Treasury Notes	4.38	12/31/2029	125,000	127,217
U.S. Treasury Notes	4.38	5/15/2034	890,000	892,712
U.S. Treasury Notes	4.50	4/15/2027	525,000	530,353
U.S. Treasury Notes	4.50	5/31/2029	30,000	30,640
U.S. Treasury Notes	4.50	11/15/2033	240,000	243,637
U.S. Treasury Notes	4.63	5/31/2031	740,000	761,232
U.S. Treasury Notes(a)	4.63	2/15/2035	150,000	152,848
U.S. Treasury Notes	4.88	10/31/2028	135,000	139,221
				19,183,569
Utilities — .1%
NextEra Energy Capital Holdings, Inc., Gtd. Notes	6.70	9/1/2054	205,000	208,330
Total Bonds and Notes (cost $49,145,918)				47,352,234

Shares
Common Stocks — 42.7%
Advertising — .0%
Omnicom Group, Inc.	1,615	118,606

Description	Shares	Value ($)
Common Stocks — 42.7% (continued)
Aerospace & Defense — .9%
General Electric Co.	3,973	977,000
Howmet Aerospace, Inc.	2,805	476,541
L3Harris Technologies, Inc.	334	81,610
Lockheed Martin Corp.	1,035	499,263
Northrop Grumman Corp.	562	272,441
RTX Corp.	5,027	686,085
The Boeing Company (f)	2,539	526,386
TransDigm Group, Inc.	269	395,008
		3,914,334
Agriculture — .4%
Altria Group, Inc.	4,051	245,531
Archer-Daniels-Midland Co.	1,875	90,506
Philip Morris International, Inc.	6,633	1,197,854
		1,533,891
Airlines — .1%
Delta Air Lines, Inc.	4,300	208,077
Southwest Airlines Co.	1,565	52,240
		260,317
Automobiles & Components — 1.0%
Aptiv PLC (f)	1,010	67,478
Ford Motor Co.	21,775	226,025
General Motors Co.	4,435	220,020
PACCAR, Inc.	3,442	323,032
Tesla, Inc. (f)	10,229	3,543,939
		4,380,494
Banks — 2.0%
Bank of America Corp.	33,858	1,494,154
Citigroup, Inc.	5,676	427,516
Citizens Financial Group, Inc.	3,815	153,935
Fifth Third Bancorp	3,530	134,811
Huntington Bancshares, Inc.	9,280	145,046
JPMorgan Chase & Co.	10,404	2,746,656
KeyCorp	8,355	132,510
M&T Bank Corp.	821	149,948
Morgan Stanley	5,530	708,006
Regions Financial Corp.	10,080	216,115
State Street Corp.	1,985	191,116
The Goldman Sachs Group, Inc.	1,394	837,027
The PNC Financial Services Group, Inc.	1,567	272,360
Truist Financial Corp.	1,643	64,899
Wells Fargo & Co.	11,599	867,373
		8,541,472
Beverage Products — .5%
Brown-Forman Corp., Cl. B	1,650	55,011
Constellation Brands, Inc., Cl. A	659	117,493
Keurig Dr. Pepper, Inc.	1,710	57,576
Molson Coors Beverage Co., Cl. B	1,840	98,606
Monster Beverage Corp. (f)	6,048	386,769
PepsiCo, Inc.	4,035	530,401
The Coca-Cola Company	13,263	956,262
		2,202,118

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 42.7% (continued)
Building Materials — .3%
Carrier Global Corp.	4,240	301,888
Johnson Controls International PLC	3,182	322,559
Trane Technologies PLC	1,257	540,850
Vulcan Materials Co.	548	145,258
		1,310,555
Chemicals — .5%
Air Products and Chemicals, Inc.	302	84,231
Albemarle Corp.	950	52,972
CF Industries Holdings, Inc.	960	87,082
Dow, Inc.	4,965	137,729
DuPont de Nemours, Inc.	1,130	75,484
Eastman Chemical Co.	1,785	139,891
Ecolab, Inc.	820	217,808
International Flavors & Fragrances, Inc.	1,957	149,828
Linde PLC	1,835	858,009
LyondellBasell Industries NV, Cl. A	2,530	142,920
The Sherwin-Williams Company	814	292,071
		2,238,025
Commercial & Professional Services — .9%
Automatic Data Processing, Inc.	1,844	600,277
Cintas Corp.	1,912	433,068
Equifax, Inc.	612	161,684
MarketAxess Holdings, Inc.	252	54,535
Moody’s Corp.	724	347,028
PayPal Holdings, Inc. (f)	3,570	250,900
Quanta Services, Inc.	1,592	545,356
S&P Global, Inc.	1,736	890,325
United Rentals, Inc.	542	383,942
		3,667,115
Consumer Discretionary — .5%
Carnival Corp. (f)	7,455	173,105
Copart, Inc. (f)	4,406	226,821
D.R. Horton, Inc.	1,885	222,543
Fastenal Co.	6,130	253,414
Hasbro, Inc.	1,520	101,399
Hilton Worldwide Holdings, Inc.	1,179	292,911
Las Vegas Sands Corp.	1,670	68,737
Lennar Corp., Cl. A	1,475	156,468
Live Nation Entertainment, Inc. (f)	1,050	144,049
Marriott International, Inc., Cl. A	1,160	306,043
MGM Resorts International (f)	2,730	86,405
Royal Caribbean Cruises Ltd.	930	238,982
		2,270,877
Consumer Durables & Apparel — .1%
NIKE, Inc., Cl. B	2,880	174,499
Tapestry, Inc.	3,700	290,635
		465,134
Consumer Staples — .6%
Avery Dennison Corp.	438	77,846
Church & Dwight Co., Inc.	1,145	112,565
Colgate-Palmolive Co.	2,951	274,266

Description	Shares	Value ($)
Common Stocks — 42.7% (continued)
Consumer Staples — .6% (continued)
Kenvue, Inc.	9,880	235,836
Kimberly-Clark Corp.	1,157	166,330
The Estee Lauder Companies, Inc., Cl. A	810	54,221
The Procter & Gamble Company	8,699	1,477,873
		2,398,937
Diversified Financials — 1.9%
American Express Co.	3,582	1,053,287
Blackrock, Inc.	555	543,839
Capital One Financial Corp.	2,830	535,295
Cboe Global Markets, Inc.	456	104,479
CME Group, Inc.	1,199	346,511
Coinbase Global, Inc., Cl. A (f)	668	164,742
Franklin Resources, Inc.	6,905	149,424
Intercontinental Exchange, Inc.	2,071	372,366
Invesco Ltd.	7,075	102,305
Mastercard, Inc., Cl. A	2,972	1,740,403
T. Rowe Price Group, Inc.	1,234	115,490
The Charles Schwab Corp.	5,360	473,502
Visa, Inc., Cl. A	6,310	2,304,349
		8,005,992
Electronic Components — .6%
AMETEK, Inc.	1,235	220,744
Amphenol Corp., Cl. A	5,902	530,767
Eaton Corp. PLC	1,626	520,645
Emerson Electric Co.	2,685	320,535
Garmin Ltd.	319	64,747
Honeywell International, Inc.	1,955	443,140
Keysight Technologies, Inc. (f)	945	148,403
TE Connectivity PLC	1,378	220,577
		2,469,558
Energy — 1.3%
APA Corp.	3,640	61,916
Baker Hughes Co.	3,435	127,267
Chevron Corp.	4,622	631,827
ConocoPhillips	8,204	700,211
Coterra Energy, Inc.	3,295	80,101
Devon Energy Corp.	3,210	97,135
Diamondback Energy, Inc.	1,550	208,553
Enphase Energy, Inc. (f)	1,143	47,309
EOG Resources, Inc.	3,688	400,406
EQT Corp.	1,445	79,663
Exxon Mobil Corp.	13,960	1,428,108
First Solar, Inc. (f)	437	69,081
Halliburton Co.	4,090	80,123
Hess Corp.	1,685	222,740
Kinder Morgan, Inc.	5,102	143,060
Marathon Petroleum Corp.	1,585	254,773
Occidental Petroleum Corp.	2,815	114,796
ONEOK, Inc.	1,930	156,021
Phillips 66	1,441	163,525
Schlumberger NV	6,165	203,753

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 42.7% (continued)
Energy — 1.3% (continued)
The Williams Companies, Inc.	3,810	230,543
Valero Energy Corp.	1,107	142,770
		5,643,681
Environmental Control — .1%
Veralto Corp.	1,088	109,920
Waste Management, Inc.	1,345	324,105
		434,025
Financials — .0%
Blackstone, Inc.	35	4,857
Food Products — .3%
Conagra Brands, Inc.	7,960	182,205
General Mills, Inc.	2,195	119,101
Lamb Weston Holdings, Inc.	510	28,448
Mondelez International, Inc., Cl. A	5,070	342,174
Sysco Corp.	990	72,270
The Campbell’s Company	1,195	40,678
The Hershey Company	673	108,144
The J.M. Smucker Company	415	46,733
The Kroger Company	3,210	219,018
		1,158,771
Forest Products & Paper — .0%
International Paper Co.	2,990	142,952
Health Care — 4.1%
Abbott Laboratories	6,299	841,420
AbbVie, Inc.	6,503	1,210,273
Agilent Technologies, Inc.	2,609	291,999
Amgen, Inc.	2,342	674,918
Baxter International, Inc.	2,845	86,773
Biogen, Inc. (f)	734	95,266
Boston Scientific Corp. (f)	6,465	680,506
Cardinal Health, Inc.	2,520	389,189
Corteva, Inc.	2,493	176,504
CVS Health Corp.	3,820	244,633
Danaher Corp.	3,264	619,834
Dexcom, Inc. (f)	690	59,202
Edwards Lifesciences Corp. (f)	1,836	143,612
Elevance Health, Inc.	836	320,890
Eli Lilly & Co.	2,966	2,187,929
GE HealthCare Technologies, Inc.	1,615	113,922
Gilead Sciences, Inc.	3,635	400,141
HCA Healthcare, Inc.	1,032	393,595
Humana, Inc.	224	52,221
IDEXX Laboratories, Inc. (f)	587	301,342
Insulet Corp. (f)	755	245,398
Intuitive Surgical, Inc. (f)	1,376	760,020
Johnson & Johnson	10,970	1,702,654
Labcorp Holdings, Inc.	573	142,660
McKesson Corp.	552	397,170
Medtronic PLC	308	25,558
Merck & Co., Inc.	6,730	517,133
Moderna, Inc. (f)	2,110	56,042

Description	Shares	Value ($)
Common Stocks — 42.7% (continued)
Health Care — 4.1% (continued)
Pfizer, Inc.	24,686	579,874
Quest Diagnostics, Inc.	711	123,245
Regeneron Pharmaceuticals, Inc.	328	160,812
ResMed, Inc.	547	133,900
STERIS PLC	559	137,072
Stryker Corp.	1,438	550,236
The Cigna Group	1,074	340,071
Thermo Fisher Scientific, Inc.	1,811	729,507
UnitedHealth Group, Inc.	3,136	946,790
Vertex Pharmaceuticals, Inc. (f)	1,021	451,333
Viatris, Inc.	2,385	20,964
Waters Corp. (f)	302	105,470
Zoetis, Inc.	2,188	368,962
		17,779,040
Industrial — .8%
Axon Enterprise, Inc. (f)	116	87,042
Caterpillar, Inc.	1,778	618,797
Deere & Co.	1,194	604,474
Dover Corp.	998	177,394
GE Vernova, Inc.	1,269	600,212
Huntington Ingalls Industries, Inc.	137	30,559
Ingersoll Rand, Inc.	2,380	194,303
Otis Worldwide Corp.	1,179	112,418
Parker-Hannifin Corp.	660	438,702
Rockwell Automation, Inc.	445	140,420
Snap-on, Inc.	691	221,638
Teledyne Technologies, Inc. (f)	187	93,287
Textron, Inc.	1,495	110,675
Westinghouse Air Brake Technologies Corp.	855	172,984
		3,602,905
Information Technology — 4.8%
Adobe, Inc. (f)	1,718	713,125
Autodesk, Inc. (f)	800	236,896
Cadence Design Systems, Inc. (f)	1,956	561,509
Electronic Arts, Inc.	414	59,525
Fidelity National Information Services, Inc.	2,885	229,675
Fiserv, Inc. (f)	2,427	395,091
Intuit, Inc.	1,192	898,136
Microsoft Corp.	28,045	12,910,796
MSCI, Inc.	452	254,937
Oracle Corp.	5,928	981,262
Palantir Technologies, Inc., Cl. A (f)	6,840	901,375
Paychex, Inc.	1,685	266,078
Paycom Software, Inc.	994	257,536
Roper Technologies, Inc.	283	161,386
Salesforce, Inc.	3,083	818,136
ServiceNow, Inc. (f)	633	640,020
Synopsys, Inc. (f)	446	206,935
Take-Two Interactive Software, Inc. (f)	443	100,242
		20,592,660

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 42.7% (continued)
Insurance — 1.7%
Aflac, Inc.	3,275	339,093
American International Group, Inc.	4,315	365,222
Aon PLC, Cl. A	551	205,016
Berkshire Hathaway, Inc., Cl. B (f)	6,394	3,222,320
Chubb Ltd.	1,244	369,717
Cincinnati Financial Corp.	1,075	162,132
Globe Life, Inc.	498	60,691
Marsh & McLennan Cos., Inc.	1,500	350,490
MetLife, Inc.	2,105	165,411
Prudential Financial, Inc.	2,335	242,583
The Allstate Corp.	1,605	336,841
The Progressive Corp.	3,663	1,043,699
The Travelers Companies, Inc.	1,277	352,069
Willis Towers Watson PLC	631	199,743
		7,415,027
Internet Software & Services — 5.5%
Alphabet, Inc., Cl. A	21,275	3,653,769
Alphabet, Inc., Cl. C	20,182	3,488,459
Amazon.com, Inc. (f)	34,372	7,046,604
Booking Holdings, Inc.	139	767,131
DoorDash, Inc., Cl. A (f)	868	181,108
eBay, Inc.	2,567	187,827
F5, Inc. (f)	460	131,275
Meta Platforms, Inc., Cl. A	8,157	5,281,576
Netflix, Inc. (f)	1,779	2,147,662
Palo Alto Networks, Inc. (f)	2,234	429,866
Uber Technologies, Inc. (f)	6,020	506,643
		23,821,920
Materials — .0%
Amcor PLC	8,195	74,656
Ball Corp.	2,175	116,537
		191,193
Media — .3%
Charter Communications, Inc., Cl. A (f)	398	157,716
Comcast Corp., Cl. A	7,826	270,545
Fox Corp., Cl. A	1,795	98,617
News Corp., Cl. A	6,050	170,852
The Walt Disney Company	3,483	393,718
Warner Bros Discovery, Inc. (f)	8,360	83,349
		1,174,797
Metals & Mining — .1%
Freeport-McMoRan, Inc.	6,340	243,963
Newmont Corp.	4,460	235,131
		479,094
Real Estate — .9%
Alexandria Real Estate Equities, Inc. (g)	760	53,344
American Tower Corp. (g)	1,481	317,897
AvalonBay Communities, Inc. (g)	578	119,513
CBRE Group, Inc., Cl. A (f)	1,730	216,285
Crown Castle, Inc. (g)	2,449	245,757
Digital Realty Trust, Inc. (g)	1,366	234,296

Description	Shares	Value ($)
Common Stocks — 42.7% (continued)
Real Estate — .9% (continued)
Equinix, Inc. (g)	321	285,311
Essex Property Trust, Inc. (g)	460	130,594
Extra Space Storage, Inc. (g)	752	113,665
Federal Realty Investment Trust (g)	1,140	108,847
Iron Mountain, Inc. (g)	2,770	273,427
Prologis, Inc. (g)	2,110	229,146
Public Storage (g)	1,155	356,214
Regency Centers Corp. (g)	1,970	142,136
SBA Communications Corp. (g)	605	140,293
Simon Property Group, Inc. (g)	1,964	320,269
UDR, Inc. (g)	1,810	74,988
Welltower, Inc. (g)	2,125	327,845
		3,689,827
Retailing — 2.1%
AutoZone, Inc. (f)	111	414,367
Chipotle Mexican Grill, Inc. (f)	5,600	280,448
Costco Wholesale Corp.	1,689	1,756,864
Darden Restaurants, Inc.	1,035	221,707
Dollar General Corp.	1,395	135,664
Domino’s Pizza, Inc.	158	74,864
Lowe’s Companies, Inc.	2,480	559,810
Lululemon Athletica, Inc. (f)	83	26,284
McDonald’s Corp.	2,512	788,391
O’Reilly Automotive, Inc. (f)	296	404,780
Ross Stores, Inc.	246	34,462
Starbucks Corp.	2,563	215,164
Target Corp.	1,091	102,565
The Home Depot, Inc.	3,684	1,356,780
The TJX Companies, Inc.	4,056	514,706
Tractor Supply Co.	4,200	203,280
Ulta Beauty, Inc. (f)	169	79,677
Walgreens Boots Alliance, Inc.	4,570	51,413
Walmart, Inc.	18,327	1,809,242
Yum! Brands, Inc.	1,012	145,667
		9,176,135
Semiconductors & Semiconductor Equipment — 4.9%
Advanced Micro Devices, Inc. (f)	6,166	682,761
Analog Devices, Inc.	2,120	453,638
Applied Materials, Inc.	3,367	527,777
Broadcom, Inc.	16,447	3,981,325
Intel Corp.	14,043	274,541
KLA Corp.	775	586,582
Lam Research Corp.	4,800	387,792
Microchip Technology, Inc.	1,186	68,836
Micron Technology, Inc.	3,617	341,662
Monolithic Power Systems, Inc.	122	80,752
NVIDIA Corp.	93,264	12,602,764
NXP Semiconductors NV	594	113,531
ON Semiconductor Corp. (f)	1,255	52,735

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 42.7% (continued)
Semiconductors & Semiconductor Equipment — 4.9% (continued)
QUALCOMM, Inc.	4,162	604,322
Texas Instruments, Inc.	2,939	537,396
		21,296,414
Technology Hardware & Equipment — 3.4%
Accenture PLC, Cl. A	3,162	1,001,785
Apple, Inc.	55,050	11,056,792
Cognizant Technology Solutions Corp., Cl. A	1,910	154,691
CrowdStrike Holdings, Inc., Cl. A (f)	529	249,355
Dell Technologies, Inc., Cl. C	1,020	113,495
Fortinet, Inc. (f)	4,585	466,661
Hewlett Packard Enterprise Co.	4,340	74,995
HP, Inc.	3,861	96,139
International Business Machines Corp.	2,935	760,341
Leidos Holdings, Inc.	1,450	215,354
NetApp, Inc.	492	48,787
Seagate Technology Holdings PLC	1,105	130,324
Super Micro Computer, Inc. (f)	1,940	77,639
Western Digital Corp. (f)	1,645	84,800
		14,531,158
Telecommunication Services — .8%
Arista Networks, Inc. (f)	5,440	471,322
AT&T, Inc.	26,100	725,580
Cisco Systems, Inc.	8,800	554,752
Corning, Inc.	3,035	150,506
Juniper Networks, Inc.	4,840	173,901
Motorola Solutions, Inc.	428	177,783
T-Mobile US, Inc.	2,593	628,024
Verizon Communications, Inc.	17,363	763,277
		3,645,145
Transportation — .4%
C.H. Robinson Worldwide, Inc.	920	88,292
CSX Corp.	3,563	112,555
Expeditors International of Washington, Inc.	778	87,704
FedEx Corp.	1,009	220,063
Norfolk Southern Corp.	1,441	356,100
Union Pacific Corp.	3,079	682,491
		1,547,205
Utilities — .9%
American Electric Power Co., Inc.	1,016	105,146
CenterPoint Energy, Inc.	5,400	201,096
Consolidated Edison, Inc.	3,385	353,699
Constellation Energy Corp.	1,678	513,720
Dominion Energy, Inc.	5,420	307,151
DTE Energy Co.	1,047	143,073
Duke Energy Corp.	570	67,100
Edison International	2,640	146,916
Entergy Corp.	654	54,465
Evergy, Inc.	5,005	332,382
Exelon Corp.	6,870	301,043
FirstEnergy Corp.	4,175	175,099
NextEra Energy, Inc.	7,407	523,230

Description	Shares	Value ($)
Common Stocks — 42.7% (continued)
Utilities — .9% (continued)
NiSource, Inc.	3,490	137,995
Pinnacle West Capital Corp.	1,855	169,232
Public Service Enterprise Group, Inc.	2,960	239,849
The AES Corp.	6,450	65,081
Xcel Energy, Inc.	2,465	172,796
		4,009,073
Water — .0%
American Water Works Co., Inc.	564	80,635
Total Common Stocks (cost $65,395,597)		184,193,939

Number of Rights
Rights — .0%
Health Care Equipment & Services — .0%
Abiomed, Inc., expiring 12/31/2049(h) (cost $0)	390	452

	1-Day Yield (%)	Shares
Investment Companies — 45.5%
Registered Investment Companies — 45.5%
BNY Mellon Corporate Bond Fund, Cl. M(i)		1,593,349	19,470,730
BNY Mellon Developed Markets Real Estate Securities Fund, Cl. Y(i)		664,270	5,633,009
BNY Mellon Emerging Markets Fund, Cl. M(i)		943,120	10,006,500
BNY Mellon Floating Rate Income Fund, Cl. Y(i)		906,869	10,048,111
BNY Mellon High Yield Fund, Cl. I(i)		2,621,887	14,131,968
BNY Mellon Income Stock Fund, Cl. M(i)		1,227,520	8,568,089
BNY Mellon Intermediate Bond Fund, Cl. M(i)		1,785,446	21,353,941
BNY Mellon International Equity Fund, Cl. Y(i)		3,109,811	55,043,660
BNY Mellon International Fund, Cl. M(i)		21,630	340,670
BNY Mellon Mid Cap Multi-Strategy Fund, Cl. M(i)		1,313,617	19,021,177
BNY Mellon Research Growth Fund, Inc., Cl. Y(i)		581,466	11,356,023
BNY Mellon Short-Term U.S. Government Securities Fund, Cl. M(i)		830,702	9,270,632
BNY Mellon Small Cap Multi-Strategy Fund, Cl. M(i)		558,399	10,743,597
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(i)	4.42	1,247,536	1,247,536
Total Investment Companies (cost $188,238,956)			196,235,643
Investment of Cash Collateral for Securities Loaned — .2%
Registered Investment Companies — .2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(i) (cost $759,800)	4.42	759,800	759,800
Total Investments (cost $303,540,271)		99.4%	428,542,068
Cash and Receivables (Net)		0.6%	2,658,342
Net Assets		100.0%	431,200,410

(a)
Security, or portion thereof, on loan. At May 31, 2025, the value of the fund’s securities on loan was $2,849,596 and the value of the collateral was
$2,923,155, consisting of cash collateral of $759,800 and U.S. Government & Agency securities valued at $2,163,355.  In addition, the value of collateral may include pending sales that are also on loan.

(b)	Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2025, these securities amounted to $2,434,996 or 0.6% of net assets.

STATEMENT OF INVESTMENTS (Unaudited) (continued)
(d)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

(e)	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
(f)	Non-income producing security.
(g)	Investment in real estate investment trust within the United States.
(h)	The fund held Level 3 securities at May 31, 2025. These securities were valued at $452 or .0% of net assets.
(i)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
See notes to statement of investments.

Statement of Investments
BNY Mellon Asset Allocation Fund

May 31, 2025 (Unaudited)
The following is a summary of the inputs used as of May 31, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total

Assets ($)
Investments in Securities:†
Corporate Bonds and Notes	—	14,675,118	—	14,675,118
Equity Securities - Common Stocks	184,193,939	—	—	184,193,939
Foreign Governmental	—	422,548	—	422,548
Rights	—	—	452	452
U.S. Government Agencies Collateralized Municipal-Backed Securities	—	195,533	—	195,533
U.S. Government Agencies Mortgage-Backed	—	12,875,466	—	12,875,466
U.S. Treasury Securities	—	19,183,569	—	19,183,569
Investment Companies	196,995,443	—	—	196,995,443
	381,189,382	47,352,234	452	428,542,068

†	See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Board. These securities are generally categorized within Level 2 of the fair value hierarchy. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by a Service.
Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depositary Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The securities on loan, if any, are also disclosed in the fund’s Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.
At May 31, 2025, accumulated net unrealized appreciation on investments was $125,001,797, consisting of $131,336,339 gross unrealized appreciation and $6,334,542 gross unrealized depreciation.
At May 31, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.